Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022 JPY (¥) segment	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)
Summary of Significant Accounting Policies
Number of operating segments | segment	1
Foreign currency loss, net reclassified from other income		¥ 591
Loss from operations	¥ (89,842)	(27,754)	¥ (44,482)
Accumulated deficit	(511,908)	(414,828)	(389,030)
Bad debt expense or allowance for doubtful accounts	¥ 0	¥ 0	¥ 0